Long-Term Debt - Summary of Long-Term Debt (Detail) $ in Thousands, € in Millions	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Total	$ 7,145,034		$ 6,736,498
Total	7,145,034		6,736,498
Less current portion	992,750		654,134
Long-term portion	6,152,284		6,082,364
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Total	390,871		390,712
Total	390,871		390,712
Norwegian Kroner-denominated Bonds due through May 2020 [Member]
Debt Instrument [Line Items]
Total	789,489		697,798
Total	789,489		697,798
U.S. Dollar-denominated Term Loans due through 2026 [Member]
Debt Instrument [Line Items]
Total	3,478,535		3,103,255
Total	3,478,535		3,103,255
U.S. Dollar Bonds due through 2024 [Member]
Debt Instrument [Line Items]
Total	517,983		492,918
Total	517,983		492,918
Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Total	255,316	€ 229.2	284,993	€ 235.6
Total	255,316	€ 229.2	284,993	€ 235.6
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total	1,712,840		1,766,822
Total	$ 1,712,840		$ 1,766,822